RELATED PARTY TRANSACTIONS - Letters of Credit and Other Credit Facilities (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Balance	$ 52,500,000	$ 47,900,000
Related Party | BSI
Related Party Transaction [Line Items]
Letters of credit	469,200,000	393,400,000
Letters of credit | Agreement Between Santander and Bank
Related Party Transaction [Line Items]
Average unfunded balance outstanding	233,900,000	175,800,000
Standby Letters of Credit
Related Party Transaction [Line Items]
Letters of credit	0	$ 0
Line of Credit | SHUSA
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity	4,000,000,000.0
Balance	$ 0